Leases - Summary of Maturity Analysis of Lease Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Lease Commitments I F R S16 Leases [Line Items]
Total lease commitments	€ 883
Impact of discounting remaining lease payments	(254)
Lease incentives receivable	(6)
Total	623	€ 608	€ 628
Lease liabilities included in the consolidated statement of financial position
Current	44
Non-current	579	€ 577
Less Than One Year
Disclosure Of Lease Commitments I F R S16 Leases [Line Items]
Total lease commitments	90
One to Five Years
Disclosure Of Lease Commitments I F R S16 Leases [Line Items]
Total lease commitments	360
More Than Five Years
Disclosure Of Lease Commitments I F R S16 Leases [Line Items]
Total lease commitments	€ 433